Composition and Change - Reconciliation of Liabilities from Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Beginning balance	€ 23,322	€ 13,627	€ 12,525
Cash effective	(2,125)	3,153	(585)
Addition/retirement	2,965	4,157	1,159
Fair value change	(288)	82	528
Ending balance	23,874	23,322	13,627
Convertible Bond 2017/2022 [Member]
Statement Line Items [Line Items]
Beginning balance	1,977	2,495	2,530
Cash effective
Addition/retirement	26	(518)	(35)
Fair value change
Ending balance	2,003	1,977	2,495
EIB Loan 2017 [Member]
Statement Line Items [Line Items]
Beginning balance	11,845	10,967
Cash effective
Addition/retirement	879	810
Fair value change	(240)	68
Ending balance	12,484	11,845	10,967
EIB Loan 2019 [Member]
Statement Line Items [Line Items]
Beginning balance	5,301
Cash effective		5,000
Addition/retirement	338	287
Fair value change	(48)	14
Ending balance	5,591	5,301
Interest Convertible Bond 2017/2022, Convertible Bond 2017/22 [Member]
Statement Line Items [Line Items]
Beginning balance	61	78	80
Cash effective	(122)	(153)	(158)
Addition/retirement	122	136	156
Fair value change
Ending balance	61	61	78
Interest EIB Loan 2017 [Member]
Statement Line Items [Line Items]
Beginning balance	84	87
Cash effective	(456)	(372)
Addition/retirement	365	369
Fair value change
Ending balance	(8)	84	87
Interest EIB Loan 2019 [Member]
Statement Line Items [Line Items]
Beginning balance	29
Cash effective	(184)	(139)
Addition/retirement	183	168
Fair value change
Ending balance	28	29
Leasing Liabilities [Member]
Statement Line Items [Line Items]
Beginning balance	4,025	2,303
Cash effective	(1,363)	(1,183)
Addition/retirement	1,053	2,905
Fair value change
Ending balance	3,715	4,025	2,303
Convertible Bond 2016/2021 [Member]
Statement Line Items [Line Items]
Beginning balance			79
Cash effective			(50)
Addition/retirement			(29)
Fair value change
Ending balance
EIB Loan [Member]
Statement Line Items [Line Items]
Beginning balance		10,967	9,746
Cash effective
Addition/retirement			693
Fair value change			528
Ending balance			10,967
Non Current Financial Liabilities [Member]
Statement Line Items [Line Items]
Beginning balance		13,462	12,355
Cash effective			(50)
Addition/retirement			629
Fair value change			528
Ending balance			13,462
Interest: Convertible Bond 2016/2021, Warrant Bond 2009/17, Convertible Bond 2016/21 [Member]
Statement Line Items [Line Items]
Beginning balance			5
Cash effective			(6)
Addition/retirement			1
Fair value change
Ending balance
Interest EIB Loan [Member]
Statement Line Items [Line Items]
Beginning balance	€ 87	86
Cash effective		(371)
Addition/retirement		373
Fair value change
Ending balance		87	86
Current Financial Liabilities [Member]
Statement Line Items [Line Items]
Beginning balance		€ 165	170
Cash effective			(535)
Addition/retirement			530
Fair value change
Ending balance			€ 165